CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
CONSOLIDATED STATEMENT OF CASH FLOWS [Abstract]
Cash and cash equivalents at the beginning of the period	$ 0	$ 153,590,747
Profit/(Loss) for the period	(398,874)	(382,605)
Net finance expense/(income)	1,507	(980,682)
Changes in trade and other receivables	0	(920)
Changes in prepaid expenses	0	(180,582)
Changes in trade and other payables	284,496	(476,624)
Tax expense	0	39,199
Interest and financial charges paid	(33,263)	(93,131)
Interest received	31,808	1,074,216
Income taxes paid	0	(39,199)
Net cash from/(used in) operating activities	(114,326)	(1,040,328)
Net cash from/(used in) investing activities	0	0
Proceeds from issue of share capital	25,000	0
Proceeds from initial public offering (held in trust account)	151,731,000	0
Proceeds from issuance of warrants	5,034,620	0
Transaction costs recognized as a deduction from retained earnings	(3,085,495)	0
Proceeds from loans from related parties	150,000	0
Repayment of loans from related parties	(150,000)	0
Net cash from/(used in) financing activities	153,705,125	0
Effect of changes in exchange rates	(52)	(403)
Net cash and cash equivalents at the end of the period	$ 153,590,747	$ 152,550,016